Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 15. SUBSEQUENT EVENTS
The Company has evaluated subsequent events through the filing of this Quarterly Report on Form
10-K,
and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements.